Related party balances and transactions (Related party transactions) (Procurement of goods and receiving services) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Huaneng Group
Disclosure of transactions between related parties [line items]
Other purchases	¥ 415	¥ 570	¥ 506
HIPDC [member]
Disclosure of transactions between related parties [line items]
Technical services and engineering contracting services			7
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Other purchases	51,240	46,627	260
Technical services and engineering contracting services	1,445,088	1,776,442	1,121,516
Purchase of coal and transportation services	35,412,425	32,623,831	23,873,672
Purchase of equipment	378,382	52,802	176,506
Purchase of heat	45,520	61,080	69,527
Joint ventures of the Group
Disclosure of transactions between related parties [line items]
Purchase of coal and transportation services	522,570	835,462	1,798,673
Entrusting other parties for power generation	23,611		10,127
Associates of the Group [member]
Disclosure of transactions between related parties [line items]
Other purchases		529	36,826
Technical services and engineering contracting services			¥ 3,812
Purchase of coal and transportation services	204,419	181,479
Purchase of equipment	¥ 27,241	¥ 38,387